Borrowings (Details) - Schedule of current value of obligations for finance lease - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of current value of obligations for finance lease [Line Items]
Lease liability for right-of-use asset	S/ 835	S/ 9,836
Up to 1 year [Member]
Borrowings (Details) - Schedule of current value of obligations for finance lease [Line Items]
Lease liability for right-of-use asset	835	5,118
From 1 year to 5 years [Member]
Borrowings (Details) - Schedule of current value of obligations for finance lease [Line Items]
Lease liability for right-of-use asset		S/ 4,718